RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 27, 2025
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
For the purpose of these condensed consolidated interim financial statements, transactions with related parties mainly comprise transactions between subsidiaries of the Group and the related parties of the Group.
Transactions with The Coca-Cola Company (TCCC)
The principal transactions with TCCC are for the purchase of concentrate, syrup and finished goods. The following table summarises the transactions with TCCC that directly impacted the condensed consolidated interim income statement for the periods presented:

	Six Months Ended
	27 June 2025	28 June 2024
	€ million	€ million
Amounts affecting revenue[1]	72	68
Amounts affecting cost of sales[2]	(2,381)	(2,332)
Amounts affecting operating expenses[3]	—	(1)
Total net amount affecting the consolidated income statement	(2,309)	(2,265)
[1] Amounts principally relate to fountain syrup and packaged product sales.
[2] Amounts principally relate to the purchase of concentrate, syrup, mineral water and juice as well as funding for marketing programmes.
[3] Amounts principally relate to certain costs associated with new product development initiatives and reimbursement of certain marketing expenses.
The following table summarises the transactions with TCCC that impacted the consolidated statement of financial position as at the dates presented:

	27 June 2025	31 December 2024
	€ million	€ million
Amount due from TCCC	96	76
Amount payable to TCCC	442	320
Transactions with Cobega companies
The principal transactions with Cobega are for the purchase of juice concentrate and packaging materials. The following table summarises the transactions with Cobega that directly impacted the condensed consolidated interim income statement for the periods presented:

	Six Months Ended
	27 June 2025	28 June 2024
	€ million	€ million
Amounts affecting revenues[1]	1	1
Amounts affecting cost of sales[2]	(37)	(35)
Amounts affecting operating expenses[3]	(3)	(6)
Total net amount affecting the consolidated income statement	(39)	(40)
[1] Amounts principally relate to packaged product sales.
[2] Amounts principally relate to the purchase of packaging materials.
[3] Amounts principally relate to maintenance and repair services and transportation.
The following table summarises the transactions with Cobega that impacted the consolidated statement of financial position as at the dates presented:

	27 June 2025	31 December 2024
	€ million	€ million
Amount due from Cobega	1	7
Amount payable to Cobega	25	32
Transactions with Other Related Parties
For the six months ended 27 June 2025 and 28 June 2024 the Group recognised charges in cost of sales of €108 million and €104 million, respectively, in connection with transactions that have been entered into with joint ventures, associates and other related parties predominantly for the purchase of resin as well as container deposit scheme charges in Australia.
Transactions with joint ventures, associates and other related parties that impacted the condensed consolidated interim statement of financial position as at 27 June 2025 include €5 million in amounts receivable from related parties and €27 million in amounts payable to related parties, respectively. As at 31 December 2024 amounts receivable from related parties and amounts payable to related parties included €6 million and €21 million respectively related to transactions with joint ventures, associates and other related parties.
There are two post-employment defined benefit plan entities (Coca-Cola Bottlers Philippines, Inc. Retirement plan and Philippine Beverage Partners, Inc. Retirement Plan) that are considered related parties to the Group. For the six months ended 27 June 2025 and 28 June 2024, the Group made contributions to the retirement plans amounting to €5 million and €6 million, respectively.